Share-based Compensation - 2019 Incentive Plan (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 07, 2019 shares	Sep. 30, 2019 $ / shares	Sep. 30, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Sep. 30, 2019 $ / shares shares
2019 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under the plan (in shares)								137,186,000
Cancelled (in shares)					3,187,546
Exercise price (in US dollars per share) | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Incremental compensation cost | ¥			¥ 0
Number of share options granted (in shares)					129,590,471
Assumptions
Expected volatility	50.22%
Contractual term (in year)	10 years
Risk-free interest rate	1.66%
Number of shares
Granted during the year					129,590,471
Forfeited during the year					(3,187,546)
Ending balance					126,402,925
Weighted average exercise price US$/Share
Outstanding at beginning of period | $ / shares
Granted during the year | $ / shares				0.0001
Forfeited during the year | $ / shares				0.0001
Outstanding at end of period | $ / shares		0.0001		0.0001
Aggregate intrinsic value
Aggregate intrinsic value US$ | $						$ 37,352,064
Weighted average remaining contractual years
Weighted average remaining contractual years					9 years 8 months 5 days
Weighted average price of options granted during the year | $ / shares				0.0001
Unrecognized share-based compensation expenses, recognition period					2 years 7 months 21 days
Weighted average grant date fair value of share options | (per share)				$ 0.55	¥ 3.81
Share-based compensation expenses recognized for share options | ¥					¥ 61,250
Unrecognized share-based compensation expenses | ¥							¥ 87,440
Unrecognized compensation expense, recognition period					2 years 7 months 21 days
2019 Incentive Plan | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under the plan (in shares)						7,595,529	7,595,529
2014 and 2016 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cancelled (in shares)			91,548,120
Exercise price (in US dollars per share) | $ / shares		0
Number of shares
Forfeited during the year			(91,548,120)
Weighted average exercise price US$/Share
Outstanding at beginning of period | $ / shares		$ 0
Employee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)					4 years
Expiration period (in years)					10 years
Certain Directors And Senior Management | 2019 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted (in shares)	38,042,351
Number of shares
Granted during the year	38,042,351